Shareholders' Equity - Summary of Dividends and Interest on Net Equity (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands		7 Months Ended	12 Months Ended
	May 16, 2022	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Profit for the period/year			R$ 217,833	R$ 52,028	R$ (229,964)
Payment method:
Dividend paid					2,910
Boa Vista Servicos S.A [member]
Disclosure of classes of share capital [line items]
Profit for the period/year		R$ 111,447
Profit for the period/year		108,023		297,750	175,197
Legal reserve - 5%		(5,572)		(14,888)	(8,760)
Calculation basis for minimum mandatory dividends		105,875		282,862	166,437
Minimum mandatory distribution to shareholders - 25%		24,469		70,716	41,609
Additional distribution proposed by Management		R$ (24,469)		64,068	483
Total distribution proposed				134,784	42,092
Payment method:
Interest on net equity				134,784	35,146
Dividend paid	R$ 6,946				6,946
Total distribution to shareholders				R$ 134,784	R$ 42,092
Number of outstanding shares		529,842,845		532,222,621	531,330,373
Interest on net equity/Dividends per share				R$ 0.25325	R$ 0.0792